Goodwill and Intangible Assets, Net - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 51,889,000			$ 51,889,000		$ 51,889,000	$ 51,889,000
Goodwill, Impairment Loss			0			0	0	0
Weighted average remaining useful life				4 years 3 months 18 days		4 years 10 months 6 days
Amortization of intangible assets	$ 400,000	$ 400,000		$ 1,200,000	$ 1,200,000	$ 1,600,000	$ 2,400,000	$ 3,200,000